SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 25,101	$ 0
Deferred offering costs	175,581	103,286
Unrecognized tax benefits	0	0
Accrued for interest and penalties	$ 0	$ 0